Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss) for the year	$ 4,329,342	$ (3,132,693)	$ (5,190,713)
Adjustments for:
Digital currencies items (note 19)	15,528,972	(21,774,005)	(1,824,090)
Gain on sale of property, plant and equipment	(1,140,658)	(1,552,295)
Depreciation of right-of-use assets	142,324	198,291	174,388
Depreciation and amortization	10,657,144	3,082,852	3,212,655
Interest on lease liabilities	58,014	236,680	216,435
Change in fair value of amount owing to Northern Data	(1,693,088)	(528,875)
Share based compensation	3,296,238	7,804,271
Change in warrant liability	(32,010,637)	(1,551,013)
Share issuance cost	695,170	4,973,051	1,247,551
Loss on settlement of debt	294,306	390,290
Change in fair value of promissory note receivable	(6,000)
Impairment of goodwill	1,260,783
Impairment of data miners	1,556,000
Income tax expense		127,340
Deferred tax (recovery) expense	(1,537,467)	2,173,279	(635,813)
Foreign exchange gain	(3,660,296)	(333,148)	63,464
Working capital items (note 19)	(1,181,046)	1,026,381	486,266
Net cash used in operating activities	(3,410,899)	(8,859,594)	(2,249,857)
Investing activities
Purchase of property, plant and equipment	(14,685,038)	(33,924,780)	(1,154,260)
Net funds for loan receivable			(113,917)
Proceeds from sale of property, plant and equipment	795,000
Acquisition of digital currency option calls	(623,000)
Promissory note receivable		(800,000)
Net cash used in investing activities	(14,513,038)	(34,724,780)	(1,268,177)
Financing activities
Proceeds from private placement, net of costs	8,314,269	50,218,093	(39,335)
Proceeds from pre-funded warrants	1,029,600
Repayment of mortgage	(133,500)
Repurchase of shares	(255,525)	(599,997)	20
Proceeds from loans payable	10,000,000	1,473,495	2,543,083
Repayment of loans payable		(3,975,083)
Lease payments	(96,000)	(2,647,669)	(258,381)
Net cash provided by financing activities	18,858,844	44,468,839	2,245,347
Net change in cash	934,907	884,465	(1,272,687)
Cash, beginning of year	915,715	31,250	1,303,937
Cash, end of year	1,850,622	915,715	31,250
Supplemental information
Interest paid	$ 238,204	$ 117,697	$ 18,114